Performance Management - Vulcan Value Partners ETF	Nov. 06, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the Vulcan Value Partners Fund, a series of Trust (the “Predecessor Fund”), in a reorganization (the “Reorganization”) of the Predecessor Fund on November 18, 2026. The Fund has adopted the financial statements of the Predecessor Fund, as the accounting survivor of the Reorganization. Performance results shown in the bar chart and the performance table below reflect the performance of the Investor Class shares of the Predecessor Fund. The Fund is an exchange-traded fund, while the Predecessor Fund, prior to the Reorganization, was a mutual fund with substantially similar investment objectives, policies, and restrictions as the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on Fund’s website at vulcanvaluepartners.com or by calling 1.877.421.5078.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 24.87% (for the quarter ended June 30, 2020) and the worst performance was -28.51% (for the quarter ended June 30, 2022).

As of June 30, 2026, the year-to-date total return was -6.03% for the Investor Class shares.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(6.03%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	best performance for a quarter
Highest Quarterly Return	24.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(28.51%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (as of December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	7.46%	6.14%	10.06%
Return After Taxes on Distributions	5.79%	4.83%	8.80%
Return After Taxes on Distributions and Sale of Shares	5.17%	4.44%	7.86%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Russell 1000 Value Index® (reflects no deductions for fees, expenses, or taxes)	15.91%	11.33%	10.53%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	vulcanvaluepartners.com
Performance Availability Phone [Text]	1.877.421.5078